Intangible Assets (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Hydrogen On Demand Intellectual Property	$ 650,000	$ 650,000	$ 650,000
D2 Hydrogen Technology Intellectual Property	350,000	350,000	350,000
Other	1,000	1,000	1,000
Subtotal	1,001,000	1,001,000	1,001,000
Less: accumulated amortization	(211,250)	(162,500)	(97,500)
Total intangible assets, net	$ 789,750	$ 838,500	$ 903,500